United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Managed Pool Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/16

Date of Reporting Period: Quarter ended 08/31/16

Item 1. Schedule of Investments

Federated International Bond Strategy Portfolio
Portfolio of Investments
August 31, 2016 (unaudited)
Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		BONDS—42.4%
		AUSTRALIAN DOLLAR—0.8%
		Sovereign—0.8%
120,000		Australia, Government of, 5.75%, 7/15/2022	$110,974
		BRITISH POUND—7.8%
		Sovereign—7.8%
100,000		United Kingdom, Government of, 2.75%, 9/7/2024	155,050
369,500		United Kingdom, Government of, 4.75%, 3/7/2020	564,418
160,000		United Kingdom, Government of, Unsecd. Note, 4.25%, 6/7/2032	309,524
		TOTAL	1,028,992
		CANADIAN DOLLAR—0.9%
		Sovereign—0.9%
145,000		Canada, Government of, 1.50%, 6/1/2023	115,755
		DANISH KRONE—0.3%
		Sovereign—0.3%
300,000		Denmark, Government of, Unsecd. Deb., 2.50%, 11/15/2016	45,270
		EURO—20.3%
		Consumer Products—2.0%
200,000		Philip Morris International, Inc., Sr. Unsecd. Note, Series EMTN, 2.875%, 3/3/2026	267,299
		Sovereign—18.3%
40,000		Belgium, Government of, 2.25%, 6/22/2023	52,418
245,000		France, Government of, 0.50%, 5/25/2025	284,613
90,000		France, Government of, 2.75%, 10/25/2027	127,893
270,000		Germany, Government of, Bonds, 1.75%, 2/15/2024	350,173
130,000		Germany, Government of, Unsecd. Note, 1.00%, 8/15/2024	160,751
200,000		Italy, Government of, 2.50%, 5/1/2019	237,993
34,000		Italy, Government of, 3.75%, 5/1/2021	44,112
283,000		Italy, Government of, 4.50%, 5/1/2023	396,112
140,000	[1,2]	Netherlands, Government of, Unsecd. Note, 0.25%, 7/15/2025	160,696
240,000		Spain, Government of, Sr. Unsecd. Note, 1.40%, 1/31/2020	280,573
50,000	[1,2]	Spain, Government of, Sr. Unsecd. Note, 1.95%, 7/30/2030	60,446
105,000	[1,2]	Spain, Government of, Sr. Unsecd. Note, 2.75%, 10/31/2024	135,158
97,000	[1,2]	Spain, Government of, Sr. Unsub., 4.00%, 4/30/2020	123,996
		TOTAL	2,414,934
		TOTAL EURO	2,682,233
		JAPANESE YEN—12.0%
		Sovereign—12.0%
30,400,000		Japan, Government of, 1.30%, 3/20/2021	313,508
32,000,000		Japan, Government of, 2.20%, 3/20/2026	376,732
20,000,000		Japan, Government of, Sr. Unsecd. Note, 1.70%, 9/20/2044	259,348
36,000,000		Japan, Government of, Sr. Unsecd. Note, 1.80%, 9/20/2030	432,160
17,000,000		Japan, Government of, Sr. Unsecd. Note, 2.10%, 12/20/2029	208,937
		TOTAL	1,590,685

Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		BONDS—continued
		SWEDISH KRONA—0.3%
		Sovereign—0.3%
290,000		Sweden, Government of, 1.00%, 11/12/2026	$36,926
		TOTAL BONDS (IDENTIFIED COST $5,453,244)	5,610,835
		PURCHASED PUT OPTIONS—0.0%
500,000		Citibank USD PUT MXN CALL PUT OPTION, Strike Price $18, Expiration Date 11/22/16 (IDENTIFIED COST $6,504 )	3,909
		INVESTMENT COMPANY—50.5%
641,109	[3]	Emerging Markets Core Fund (IDENTIFIED COST $6,607,676 )	6,686,554
		TOTAL INVESTMENTS—92.9% (IDENTIFIED COST $12,067,424)[4]	12,301,298
		OTHER ASSETS AND LIABILITIES - NET—7.1%[5]	936,174
		TOTAL NET ASSETS—100%	$13,237,472
The average market value of purchased put options held by the Fund throughout the period was $1,846. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2016, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
9/12/2016	Bank of America	$500,000	4,301,650 NOK	$(16,247)
9/12/2016	Barclays	350,000 NZD	$255,084	$(1,254)
9/12/2016	JPMorgan	150,000 AUD	150,683 CAD	$(2,211)
9/12/2016	JPMorgan	150,000 AUD	150,683 CAD	$(2,211)
9/12/2016	JPMorgan	168,000 AUD	1,069,868 NOK	$(2,175)
9/12/2016	JPMorgan	182,000 AUD	1,148,268 NOK	$(1,065)
9/12/2016	JPMorgan	350,000 AUD	2,242,107 NOK	$(6,117)
9/12/2016	JPMorgan	90,200 NZD	533,058 NOK	$1,442
9/12/2016	JPMorgan	174,800 NZD	1,047,599 NOK	$1,046
9/12/2016	JPMorgan	350,000 NZD	$252,955	$875
9/12/2016	JPMorgan	$170,000	18,070,551 JPY	$(4,753)
9/12/2016	JPMorgan	$190,000	19,877,114 JPY	$(2,223)
9/12/2016	JPMorgan	$191,429	249,217 CAD	$1,377
9/12/2016	JPMorgan	$220,000	4,010,610 MXN	$6,991
9/12/2016	JPMorgan	$220,000	4,006,552 MXN	$7,207
9/12/2016	JPMorgan	$250,000	26,659,345 JPY	$(7,811)
9/12/2016	JPMorgan	$250,000	27,158,367 JPY	$(12,637)
9/12/2016	JPMorgan	$250,000	2,059,946 NOK	$2,783
9/12/2016	JPMorgan	$250,000	2,085,434 SEK	$6,243
9/12/2016	JPMorgan	$260,000	26,542,729 JPY	$3,316
9/12/2016	JPMorgan	$500,000	50,260,475 JPY	$13,952
9/12/2016	JPMorgan	$670,000	872,260 CAD	$4,821
9/12/2016	Morgan Stanley	4,300,000 NOK	52,690,050 JPY	$6,506
9/12/2016	Morgan Stanley	$201,250	21,314,387 JPY	$(4,872)
9/12/2016	Morgan Stanley	$236,250	25,021,237 JPY	$(5,720)
9/13/2016	JPMorgan	$260,000	349,511 SGD	$3,478
9/19/2016	Barclays	600,000 EUR	5,707,260 SEK	$2,508
9/19/2016	Citibank	179,167 GBP	$262,563	$(27,176)

Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
9/19/2016	JPMorgan	258,023 EUR	$284,924	$3,134
9/19/2016	JPMorgan	335,000 EUR	$369,926	$4,069
9/19/2016	JPMorgan	640,000 EUR	$721,180	$(6,681)
9/19/2016	JPMorgan	15,760 GBP	$22,986	$(2,281)
9/19/2016	JPMorgan	15,924 GBP	$23,225	$(2,304)
9/19/2016	JPMorgan	22,144 GBP	$32,297	$(3,204)
9/19/2016	JPMorgan	29,857 GBP	$43,547	$(4,321)
9/19/2016	JPMorgan	31,079 GBP	$45,329	$(4,497)
9/19/2016	JPMorgan	54,389 GBP	$79,326	$(7,871)
9/19/2016	JPMorgan	90,847 GBP	$132,501	$(13,146)
9/19/2016	JPMorgan	250,000 GBP	$327,841	$607
9/19/2016	JPMorgan	250,833 GBP	$365,046	$(35,504)
9/19/2016	Morgan Stanley	345,000 EUR	3,280,329 SEK	$1,599
9/19/2016	Morgan Stanley	$550,000	4,562,058 SEK	$16,571
9/20/2016	Barclays	600,000 EUR	72,417,600 JPY	$(30,712)
9/20/2016	Citibank	$170,000	18,012,034 JPY	$(4,253)
9/20/2016	Citibank	$170,000	18,012,034 JPY	$(4,253)
9/20/2016	JPMorgan	100,000 GBP	13,443,129 JPY	$1,331
9/20/2016	JPMorgan	$125,000	12,585,475 JPY	$3,245
9/20/2016	JPMorgan	$125,000	12,709,966 JPY	$2,041
9/20/2016	JPMorgan	$500,000	54,658,470 JPY	$(28,779)
Contracts Sold:
9/12/2016	Bank of America	$500,000	4,281,875 NOK	$13,874
9/12/2016	Barclays	700,000 NZD	$505,869	$(1,790)
9/12/2016	JPMorgan	700,000 AUD	4,485,563 NOK	$12,396
9/12/2016	JPMorgan	150,000 AUD	148,745 CAD	$734
9/12/2016	JPMorgan	150,000 AUD	148,901 CAD	$853
9/12/2016	JPMorgan	265,000 NZD	249,799 CAD	$(1,691)
9/12/2016	JPMorgan	265,000 NZD	1,584,353 NOK	$(2,045)
9/12/2016	JPMorgan	$670,000	873,304 CAD	$(4,025)
9/12/2016	JPMorgan	$500,000	56,621,225 JPY	$47,560
9/12/2016	JPMorgan	$500,000	49,848,130 JPY	$(17,940)
9/12/2016	JPMorgan	$400,000	43,436,208 JPY	$20,053
9/12/2016	JPMorgan	$250,000	2,050,192 NOK	$(3,953)
9/12/2016	JPMorgan	$250,000	2,102,078 SEK	$(4,298)
9/12/2016	JPMorgan	$220,000	4,036,447 MXN	$(5,619)
9/12/2016	JPMorgan	$220,000	4,019,441 MXN	$(6,522)
9/12/2016	JPMorgan	$191,429	249,771 CAD	$(955)
9/12/2016	JPMorgan	$182,000	18,500,600 JPY	$(3,088)
9/12/2016	JPMorgan	$78,000	7,981,532 JPY	$(814)
9/12/2016	Morgan Stanley	4,300,000 NOK	52,400,660 JPY	$(9,305)
9/12/2016	Morgan Stanley	$107,275	11,324,672 JPY	$2,241
9/13/2016	JPMorgan	$130,000	174,434 SGD	$(1,975)
9/13/2016	JPMorgan	$78,000	104,830 SGD	$(1,061)
9/13/2016	JPMorgan	$52,000	70,063 SGD	$(577)
9/19/2016	Barclays	600,000 EUR	5,674,302 SEK	$(6,361)
9/19/2016	Citibank	335,000 EUR	$379,308	$5,313
9/19/2016	Citibank	430,000 GBP	$631,942	$67,012
9/19/2016	Citibank	$380,000	3,139,229 SEK	$(12,938)
9/19/2016	Citibank	$170,000	1,415,832 SEK	$(4,451)
9/19/2016	JPMorgan	640,000 EUR	$728,999	$14,501

Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
9/19/2016	JPMorgan	600,000 EUR	5,702,331 SEK	$(3,084)
9/19/2016	JPMorgan	500,000 EUR	4,658,397 SEK	$(13,508)
9/19/2016	JPMorgan	130,000 EUR	1,206,420 SEK	$(4,069)
9/19/2016	JPMorgan	260,000 GBP	$382,787	$41,202
9/19/2016	JPMorgan	250,000 GBP	$327,290	$(1,158)
9/19/2016	JPMorgan	100,375 GBP	$145,310	$13,438
9/19/2016	JPMorgan	250,000 NZD	234,881 CAD	$(2,127)
9/20/2016	JPMorgan	593,023 EUR	69,211,205 JPY	$7,482
9/20/2016	JPMorgan	6,977 EUR	813,941 JPY	$85
9/20/2016	JPMorgan	100,000 GBP	15,705,142 JPY	$20,553
9/20/2016	JPMorgan	$500,000	54,818,655 JPY	$30,328
9/20/2016	JPMorgan	$170,000	18,056,495 JPY	$4,683
9/20/2016	JPMorgan	$170,000	18,459,042 JPY	$8,577
9/20/2016	JPMorgan	$125,000	12,745,908 JPY	$(1,693)
9/20/2016	JPMorgan	$125,000	12,647,048 JPY	$(2,650)
11/2/2016	BNP Paribas	165,000 SGD	1,040,985 NOK	$3,856
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$47,908
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $257,313 and $303,933, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net”.
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2016, these restricted securities amounted to $480,296, which represented 3.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At August 31, 2016, these liquid restricted securities amounted to $480,296, which represented 3.6% of total net assets.
3	Affiliated holding.
Transactions involving the affiliated holding during the period ended August 31, 2016, were as follows:
	Emerging Markets Fixed Income Core Fund	Emerging Markets Core Fund
Balance of Shares Held 11/30/2015	191,298	—
Purchases/Additions	6,406	717,551
Sales/Reductions	(197,704)	(76,442)
Balance of Shares Held 8/31/2016	—	641,109
Value	$—	$6,686,554
Dividend Income/Allocated Investment Income	$217,740	$42,264
4	At August 31, 2016, the cost of investments for federal tax purposes was $12,159,285. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from (a) translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; and (b) outstanding foreign currency commitments was $142,013. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $374,913 and net unrealized depreciation from investments for those securities having an excess of cost over value of $232,900.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including, but not limited to, industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2016, in valuing the Fund's assets carried at fair value.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$5,610,835	$—	$5,610,835
Purchased Put Options	3,909	—	—	3,909
Investment Company[1]	—	—	—	6,686,554
TOTAL SECURITIES	$3,909	$12,297,389	$—	$12,301,298
Other Financial Instruments:[2]
Assets	$—	$409,883	$—	$409,883
Liabilities	—	(361,975)	—	(361,975)
OTHER FINANCIAL INSTRUMENTS	$—	$47,908	$—	$47,908
1	As permitted by the U.S. generally accepted accounting principles, Investment Companies valued at $6,686,554 are measured at fair value using the net assets value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Emerging Markets Core Fund is the next determined NAV after receipt of a shareholder redemption request.
2	Other financial instruments include foreign exchange contracts.
The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
CAD	—Canadian Dollar
EUR	—Euro
GBP	—Great Britain Pound
JPY	—Japanese Yen
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar

Federated Managed Volatility Strategy Portfolio
Portfolio of Investments
August 31, 2016 (unaudited)
Shares or Contracts		Value
	EXCHANGE-TRADED FUND—2.0%
309	iShares iBoxx $ Investment Grade Corporate Bond Fund (IDENTIFIED COST $37,890)	$38,282
	PURCHASED CALL OPTION—0.1%
68	CBOE SPX Volatility Index Strike Price: $19.00; Expiration Date: 9/21/2016 (IDENTIFIED COST $5,508)	2,720
	PURCHASED PUT OPTIONS—0.6%
76	iShares iBoxx $ High Yield Corp Bond Fund Strike Price: $82.00; Expiration Date: 9/16/2016	228
18	SPDR S&P 500 ETF Trust Strike Price: $205.00; Expiration Date: 12/16/2016	6,309
10	SPDR S&P 500 ETF Trust Strike Price: $215.00; Expiration Date: 11/18/2016	4,640
5	SPDR S&P 500 ETF Trust Strike Price: $217.00; Expiration Date: 9/16/2016	1,040
	TOTAL PURCHASED PUT OPTION (IDENTIFIED COST $35,873)	12,217
	INVESTMENT COMPANIES—94.1%[1]
71,115	Emerging Markets Core Fund	738,174
340,436	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.31%[2]	340,436
121,333	High Yield Bond Portfolio	766,824
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $1,732,405)	1,845,434
	TOTAL INVESTMENTS—96.8% (IDENTIFIED COST $1,811,676)[3]	1,898,653
	OTHER ASSETS AND LIABILITIES - NET—3.2%[4]	63,219
	TOTAL NET ASSETS—100%	$1,961,872
At August 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
5S&P 500 E-Mini Index Long Futures	24	$2,603,400	September 2016	$2,700
The average notional value of long and short futures contracts held by the Fund throughout the period was $596,394 and $199,255, respectively. This is based on the amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2016, the Fund had the following outstanding written options contracts:
Security	Expiration Date	Exercise Price	Contracts	Value
5CBOE SPX Volatility Index (Call Option)	September 2016	$24.00	68	$(1,190)
[5]iShares iBoxx High Yield Corp Bond Fund (Put-Option)	September 2016	$76.00	76	$(333)
5SPDR S&P 500 ETF Trust (Put-Option)	December 2016	$190.00	18	$(2,835)
5SPDR S&P 500 ETF Trust (Put-Option)	November 2016	$205.00	10	$(2,370)
(Premiums Received $15,437)				$(6,728)
The average market value of written options held by the Fund throughout the period was $2,464. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $4,766 and $6,125, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation and Depreciation on Futures Contracts and Written Options is included in “Other Assets and Liabilities—Net.”
1

1	Affiliated holdings.
Transactions involving affiliated holdings during the period ended August 31, 2016, were as follows:
	Emerging Market Fixed Income Core Fund	Emerging Markets Core Fund	Federated Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2015	20,449	—	555,002	115,387	690,838
Purchases/Additions	—	74,862	529,425	5,946	610,233
Sales/Reductions	(20,449)	(3,747)	(743,991)	—	(768,187)
Balance of Shares Held 8/31/2016	—	71,115	340,436	121,333	532,884
Value	$—	$738,174	$340,436	$766,824	$1,845,434
Dividend Income/Allocated Investment Income	$23,207	$7,674	$1,415	$35,683	$67,979
Realized Gain Distribution/Allocated Net Realized Gain (Loss)	$(14,848)	$—	$—	$—	$(14,848)
2	7-day net yield.
3	At August 31, 2016, the cost of investments for federal tax purposes was $1,811,676. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from a) futures contracts and b) written options was $86,977. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $113,421 and net unrealized depreciation from investments for those securities having an excess of cost over value of $26,444.
4	Assets, other than investments in securities, less liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) and certain of the Co-Advisers' affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods
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(including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Co-Advisers determine that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Exchange-Traded Fund	$38,282	$—	$—	$38,282
Purchased Call Option	2,720	—	—	2,720
Purchased Put Options	11,989	228	—	12,217
Investment Companies[1]	340,436	—	—	1,845,434
TOTAL SECURITIES	$393,427	$228	$—	$1,898,653
Other Financial Instruments[2]
Assets	$2,700	$—	$—	$2,700
Liabilities	(6,395)	(333)	—	(6,728)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(3,695)	$(333)	$—	$(4,028)
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $1,504,998 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Emerging Markets Core Fund and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request.
2	Other financial instruments include futures and written options contracts.
3

The following acronyms are used throughout this portfolio:
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt
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Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Managed Pool Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 24, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 24, 2016